Performance Management	Jan. 26, 2026
RAREVIEW DYNAMIC FIXED INCOME ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance:
Performance Narrative [Text Block]

The bar chart and performance table below show the variability of the Fund’s returns over time, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s shares for each full calendar year since the Fund’s inception. The performance table compares the performance of the Fund’s shares over time to the performance of a broad-based market index and a supplemental index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Updated performance information will be available at no cost by calling 1-888-783-8637 and may also be available at www.rareviewcapital.com.

Performance Past Does Not Indicate Future [Text]	You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table below show the variability of the Fund’s returns over time, which is some indication of the risks of investing in the Fund.
Bar Chart [Heading]	Performance Bar Chart
Bar Chart [Table]
Bar Chart Closing [Text Block]
Best Quarter:	09/30/2024	10.45%
Worst Quarter:	03/31/2022	-9.47%
The Fund’s year-to-date return as of the most recent fiscal quarter, which ended December 31, 2025, was 9.75%.
Year to Date Return, Label [Optional Text]	year-to-date return
Bar Chart, Year to Date Return	9.75%
Bar Chart, Year to Date Return, Date	Dec. 31, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	10.45%
Highest Quarterly Return, Date	Sep. 30, 2024
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(9.47%)
Lowest Quarterly Return, Date	Mar. 31, 2022
Performance Table Heading	Performance Table Average Annual Total Returns (For periods ended December 31, 2025)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
	One Year	Since Inception (10/20/2020)
Return Before Taxes	9.75%	6.24%
Return After Taxes on Distributions	6.14%	3.86%
Return After Taxes on Distributions and Sale of Fund Shares	5.68%	3.92%
Bloomberg U.S. Aggregate Bond Index(1)	7.30%	-0.17%
50% ICE BoFA 5-10 Year US Corp TR USD and 50% Markit iBoxx Liquid High Yield TR USD(2)(3)	9.17%	3.17%

(1)	The Bloomberg U.S. Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market. The index includes Treasuries, government-related and corporate securities, MBS (agency fixed-rate pass-throughs), ABS and CMBS (agency and non-agency). Index returns, unlike the Fund’s returns, do not reflect any fees or expenses. Investors cannot invest directly in an index.

(2)	The 50/50 blend index consists of 50% ICE BofA 5-10 Year US Corporate Index and 50% iBoxx USD Liquid High Yield Index. The ICE BofA 5-10 Year US Corporate Index tracks the performance of US dollar-denominated investment grade rated corporate debt publicly issued in the US domestic market. The Markit iBoxx USD Liquid High Yield Index consists of liquid USD high yield bonds, selected to provide a balanced representation of the broad USD high yield corporate bond universe. Index returns, unlike the Fund’s returns, do not reflect any fees or expenses. Investors cannot invest directly in an index.

(3)	The Markit iBoxx USD Liquid High Yield Index consists of liquid USD high yield bonds, selected to provide a balanced representation of the USD high yield corporate bond universe. Index returns, unlike the Fund’s returns, do not reflect any fees or expenses. Investors cannot invest directly in an index.

Index No Deduction for Fees, Expenses, or Taxes [Text]	Index returns, unlike the Fund’s returns, do not reflect any fees or expenses.
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Availability Website Address [Text]	www.rareviewcapital.com
Performance Availability Phone [Text]	1-888-783-8637
RAREVIEW TAX ADVANTAGED INCOME ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance:
Performance Narrative [Text Block]

The bar chart and performance table below show the variability of the Fund’s returns over time, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s shares for each full calendar year since the Fund’s inception. The performance table compares the performance of the Fund’s shares over time to the performance of a broad-based market index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Updated performance information will be available at no cost by calling 1-888-783-8637 and may also be available at www.rareviewcapital.com.

Performance Past Does Not Indicate Future [Text]	You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table below show the variability of the Fund’s returns over time, which is some indication of the risks of investing in the Fund.
Bar Chart [Heading]	Performance Bar Chart
Bar Chart [Table]
Bar Chart Closing [Text Block]
Best Quarter:	12/31/2023	16.33%
Worst Quarter:	03/31/2022	-14.16%
The Fund’s year-to-date return as of the most recent fiscal quarter, which ended December 31, 2025, was 5.90%.
Year to Date Return, Label [Optional Text]	year-to-date return
Bar Chart, Year to Date Return	5.90%
Bar Chart, Year to Date Return, Date	Dec. 31, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	16.33%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(14.16%)
Lowest Quarterly Return, Date	Mar. 31, 2022
Performance Table Heading	Performance Table Average Annual Total Returns (For periods ended December 31, 2025)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
	One Year	Since Inception (10/20/20)
Return Before Taxes	5.90%	1.25%
Return After Taxes on Distributions	3.47%	0.60%
Return After Taxes on Distributions and Sale of Fund Shares	3.44%	1.27%
Bloomberg Municipal Bond Index(1)	4.25%	1.20%

(1)	The Bloomberg Municipal Bond Index covers the USD-denominated long-term tax-exempt bond market. The index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds and pre-refunded bonds. Index returns, unlike the Fund’s returns, do not reflect any fees or expenses. Investors cannot invest directly in an index.

Index No Deduction for Fees, Expenses, or Taxes [Text]	Index returns, unlike the Fund’s returns, do not reflect any fees or expenses.
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Availability Website Address [Text]	www.rareviewcapital.com
Performance Availability Phone [Text]	1-888-783-8637
RAREVIEW SYSTEMATIC EQUITY ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance:
Performance Narrative [Text Block]

The bar chart and performance table below show the variability of the Fund’s returns over time, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s shares for each full calendar year since the Fund’s inception. The performance table compares the performance of the Fund’s shares over time to the performance of a broad-based market index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Updated performance information will be available at no cost by calling 1-888-783-8637 and may also be available at www.rareviewcapital.com.

Performance Past Does Not Indicate Future [Text]	You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table below show the variability of the Fund’s returns over time, which is some indication of the risks of investing in the Fund.
Bar Chart [Heading]	Performance Bar Chart
Bar Chart [Table]
Bar Chart Closing [Text Block]
Best Quarter:	06/30/2025	10.04%
Worst Quarter:	09/30/2023	-6.69%
The Fund’s year-to-date return as of the most recent fiscal quarter, which ended December 31, 2025, was 20.36%.
Year to Date Return, Label [Optional Text]	year-to-date return
Bar Chart, Year to Date Return	20.36%
Bar Chart, Year to Date Return, Date	Dec. 31, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	10.04%
Highest Quarterly Return, Date	Jun. 30, 2025
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(6.69%)
Lowest Quarterly Return, Date	Sep. 30, 2023
Performance Table Heading	Performance Table Average Annual Total Returns (For periods ended December 31, 2025)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
	One Year	Since Inception (1/20/22)
Return Before Taxes	20.36%	11.44%
Return After Taxes on Distributions	20.22%	10.50%
Return After Taxes on Distributions and Sale of Fund Shares	12.04%	8.71%
MSCI ACWI Index(1)	22.34%	10.57%

(1)	The MSCI ACWI Index captures large and mid cap representation across 23 Developed Markets (DM) and 24 Emerging Markets (EM) countries. With 2,511 constituents, the index covers approximately 85% of the global investable equity opportunity set. Index returns, unlike the Fund’s returns, do not reflect any fees or expenses. Investors cannot invest directly in an index.

Index No Deduction for Fees, Expenses, or Taxes [Text]	Index returns, unlike the Fund’s returns, do not reflect any fees or expenses.
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Availability Website Address [Text]	www.rareviewcapital.com
Performance Availability Phone [Text]	1-888-783-8637
RAREVIEW TOTAL RETURN BOND ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance:
Performance Narrative [Text Block]

The bar chart and performance table below show the variability of the Fund’s returns over time, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s shares for each full calendar year since the Fund’s inception. The performance table compares the performance of the Fund’s shares over time to the performance of a broad-based market index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Updated performance information will be available at no cost by calling 1-888-783-8637 and may also be available at www.rareviewcapital.com.

Performance Past Does Not Indicate Future [Text]	You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table below show the variability of the Fund’s returns over time, which is some indication of the risks of investing in the Fund.
Bar Chart [Heading]	Performance Bar Chart
Bar Chart [Table]
Bar Chart Closing [Text Block]
Best Quarter:	09/30/2025	2.24%
Worst Quarter:	12/31/2025	0.96%
The Fund’s year-to-date return as of the most recent fiscal quarter, which ended December 31, 2025, was 6.69%.
Year to Date Return, Label [Optional Text]	year-to-date return
Bar Chart, Year to Date Return	6.69%
Bar Chart, Year to Date Return, Date	Dec. 31, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	2.24%
Highest Quarterly Return, Date	Sep. 30, 2025
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	0.96%
Lowest Quarterly Return, Date	Dec. 31, 2025
Performance Table Heading	Performance Table Average Annual Total Returns (For periods ended December 31, 2025)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
	One Year	Since Inception (5/31/24)
Return Before Taxes	6.69%	5.31%
Return After Taxes on Distributions	4.95%	3.37%
Return After Taxes on Distributions and Sale of Fund Shares	3.94%	3.23%
Bloomberg U.S. Aggregate Bond Index(1)	7.30%	6.47%

(1)	The Bloomberg U.S. Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market. The index includes Treasuries, government-related and corporate securities, MBS (agency fixed-rate pass-throughs), ABS and CMBS (agency and non-agency). Index returns, unlike the Fund’s returns, do not reflect any fees or expenses. Investors cannot invest directly in an index.

Index No Deduction for Fees, Expenses, or Taxes [Text]	Index returns, unlike the Fund’s returns, do not reflect any fees or expenses.
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Availability Website Address [Text]	www.rareviewcapital.com
Performance Availability Phone [Text]	1-888-783-8637
Rareview 2X Bull Cryptocurrency & Precious Metals ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance:
Performance Narrative [Text Block]

Because the Fund has not yet completed a full calendar year of performance, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus. Updated performance information will be available at no cost by calling 1-888-783-8637 and may also be available at www.rareviewcapital.com.

Performance One Year or Less [Text]	Because the Fund has not yet completed a full calendar year of performance, the performance section is omitted.
Performance Availability Website Address [Text]	www.rareviewcapital.com
Performance Availability Phone [Text]	1-888-783-8637
Adaptive Core ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance:
Performance Narrative [Text Block]

The performance table below shows the variability of the Fund’s returns over time, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s shares for each full calendar year since the Fund’s inception. The performance table compares the performance of the Fund’s shares over time to the performance of a broad-based market index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Updated performance information will be available at no cost by calling (866) 464-6608 and may also be available at www.mohrfunds.com.

Performance Past Does Not Indicate Future [Text]	You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The performance table below shows the variability of the Fund’s returns over time, which is some indication of the risks of investing in the Fund.
Bar Chart [Heading]	Performance Bar Chart
Bar Chart [Table]
Bar Chart Closing [Text Block]	Best quarter: 12/31/2023 10.77% Worst quarter: 6/30/2022 -10.78% The Fund’s year-to-date return as of the most recent fiscal quarter, which ended December 31, 2025, was 4.31%.
Year to Date Return, Label [Optional Text]	year-to-date return
Bar Chart, Year to Date Return	4.31%
Bar Chart, Year to Date Return, Date	Dec. 31, 2025
Highest Quarterly Return, Label [Optional Text]	Best quarter
Highest Quarterly Return	10.77%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst quarter
Lowest Quarterly Return	(10.78%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Heading	Performance Table Average Annual Total Returns (For periods ended December 31, 2025)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
	One Year	Since Inception (11/2/2021)
Return Before Taxes	4.31%	-1.62%
Return After Taxes on Distributions	4.31%	-1.80%
Return After Taxes on Distributions and Sale of Fund Shares	2.55%	-1.30%
S&P 500 Index(1)	16.39%	9.85%

(1)	The S&P 500 Index measures the performance of 500 widely held stocks in US equity market. Standard and Poor’s chooses member companies for the index based on market size, liquidity and industry group representation. Included are the stocks of industrial, financial, utility and transportation companies. Since mid-1989, this composition has been more flexible and the number of issues in each sector has varied. It is market capitalization-weighted. Index returns, unlike the Fund’s returns, do not reflect any fees or expenses. Investors cannot invest directly in an index.

Index No Deduction for Fees, Expenses, or Taxes [Text]	Index returns, unlike the Fund’s returns, do not reflect any fees or expenses.
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Availability Website Address [Text]	www.mohrfunds.com
Performance Availability Phone [Text]	(866) 464-6608
Mindful Conservative ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance:
Performance Narrative [Text Block]

The performance table below shows the variability of the Fund’s returns over time, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s shares for each full calendar year since the Fund’s inception. The performance table compares the performance of the Fund’s shares over time to the performance of a broad-based market index and a supplemental index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Updated performance information will be available at no cost by calling (866) 464-6608 and may also be available at www.mohrfunds.com.

Performance Past Does Not Indicate Future [Text]	You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The performance table below shows the variability of the Fund’s returns over time, which is some indication of the risks of investing in the Fund.
Bar Chart [Heading]	Performance Bar Chart
Bar Chart [Table]
Bar Chart Closing [Text Block]	Best quarter: 12/31/2023 3.49% Worst quarter: 6/30/2022 -7.11% The Fund’s year-to-date return as of the most recent fiscal quarter, which ended December 31, 2025, was 4.50%.
Year to Date Return, Label [Optional Text]	year-to-date return
Bar Chart, Year to Date Return	4.50%
Bar Chart, Year to Date Return, Date	Dec. 31, 2025
Highest Quarterly Return, Label [Optional Text]	Best quarter
Highest Quarterly Return	3.49%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst quarter
Lowest Quarterly Return	(7.11%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Heading	Performance Table Average Annual Total Returns (For periods ended December 31, 2025)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
	One Year	Since Inception (11/2/2021)
Return Before Taxes	4.50%	-0.72%
Return After Taxes on Distributions	3.12%	-1.74%
Return After Taxes on Distributions and Sale of Fund Shares	2.66%	-0.97%
Bloomberg U.S. Aggregate Bond Index(1)	7.30%	-0.07%
Dow Jones U.S. Moderately Conservative Portfolio Index(2)	9.94%	3.16%

(1)	The Bloomberg U.S. Aggregate Bond Index is an unmanaged broad-based index comprised of U.S. investment grade, fixed rate bond market securities, including government, government agency, corporate and mortgage-backed securities. Index returns, unlike the Fund’s returns, do not reflect any fees or expenses. Investors cannot invest directly in an index.
(2)	The Dow Jones U.S. Moderately Conservative Portfolio Index is designed to measure a portfolio of equities, bonds, and cash, representative of an investor’s risk profile. The equities position represents 40%, which is a mix of Dow Jones U.S. Indexes. Bonds and cash represent the remaining 60% of the portfolio. Index returns, unlike the Fund’s returns, do not reflect any fees or expenses. Investors cannot invest directly in an index.

Index No Deduction for Fees, Expenses, or Taxes [Text]	Index returns, unlike the Fund’s returns, do not reflect any fees or expenses.
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Availability Website Address [Text]	www.mohrfunds.com
Performance Availability Phone [Text]	(866) 464-6608
Mohr Sector Nav ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance:
Performance Narrative [Text Block]

The performance table below shows the variability of the Fund’s returns over time, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s shares for each full calendar year since the Fund’s inception. The performance table compares the performance of the Fund’s shares over time to the performance of a broad-based market index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Updated performance information will be available at no cost by calling (866) 464-6608 and may also be available at www.mohrfunds.com.

Performance Past Does Not Indicate Future [Text]	You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The performance table below shows the variability of the Fund’s returns over time, which is some indication of the risks of investing in the Fund.
Bar Chart [Heading]	Performance Bar Chart
Bar Chart [Table]
Bar Chart Closing [Text Block]	Best quarter: 06/30/2025 8.34% Worst quarter: 03/31/2025 -1.56% The Fund’s year-to-date return as of the most recent fiscal quarter, which ended December 31, 2025, was 15.44%.
Year to Date Return, Label [Optional Text]	year-to-date return
Bar Chart, Year to Date Return	15.44%
Bar Chart, Year to Date Return, Date	Dec. 31, 2025
Highest Quarterly Return, Label [Optional Text]	Best quarter
Highest Quarterly Return	8.34%
Highest Quarterly Return, Date	Jun. 30, 2025
Lowest Quarterly Return, Label [Optional Text]	Worst quarter
Lowest Quarterly Return	(1.56%)
Lowest Quarterly Return, Date	Mar. 31, 2025
Performance Table Heading	Performance Table Average Annual Total Returns (For periods ended December 31, 2025)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
	One Year	Since Inception (01/11/2023)
Return Before Taxes	15.44%	13.48%
Return After Taxes on Distributions	15.44%	12.94%
Return After Taxes on Distributions and Sale of Fund Shares	9.14%	10.33%
Morningstar U.S. Large- Mid Cap Index(1)	17.71%	21.99%

(1)	The Morningstar U.S. Large-Mid Cap Index measures the performance of large- and mid-cap stocks in the U.S., representing the top 90% of the investable universe by market capitalization. Index returns, unlike the Fund’s returns, do not reflect any fees or expenses. Investors cannot invest directly in an index.

Index No Deduction for Fees, Expenses, or Taxes [Text]	Index returns, unlike the Fund’s returns, do not reflect any fees or expenses.
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Availability Website Address [Text]	www.mohrfunds.com
Performance Availability Phone [Text]	(866) 464-6608
Mohr Company Nav ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance:
Performance Narrative [Text Block]

The performance table below shows the variability of the Fund’s returns over time, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s shares for each full calendar year since the Fund’s inception. The performance table compares the performance of the Fund’s shares over time to the performance of a broad-based market index and a supplemental index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Updated performance information will be available at no cost by calling (866) 464-6608 and may also be available at www.mohrfunds.com.

Performance Past Does Not Indicate Future [Text]	You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The performance table below shows the variability of the Fund’s returns over time, which is some indication of the risks of investing in the Fund.
Bar Chart [Heading]	Performance Bar Chart
Bar Chart [Table]
Bar Chart Closing [Text Block]	Best quarter: 06/30/2025 20.15% Worst quarter: 3/31/2025 -14.17% The Fund’s year-to-date return as of the most recent fiscal quarter, which ended December 31, 2025, was 16.64%.
Year to Date Return, Label [Optional Text]	year-to-date return
Bar Chart, Year to Date Return	16.64%
Bar Chart, Year to Date Return, Date	Dec. 31, 2025
Highest Quarterly Return, Label [Optional Text]	Best quarter
Highest Quarterly Return	20.15%
Highest Quarterly Return, Date	Jun. 30, 2025
Lowest Quarterly Return, Label [Optional Text]	Worst quarter
Lowest Quarterly Return	(14.17%)
Lowest Quarterly Return, Date	Mar. 31, 2025
Performance Table Heading	Performance Table Average Annual Total Returns (For periods ended December 31, 2025)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
	One Year	Since Inception (09/30/2024)
Return Before Taxes	16.64%	18.33%
Return After Taxes on Distributions	16.64%	18.33%
Return After Taxes on Distributions and Sale of Fund Shares	9.85%	14.04%
S&P 500 Index(1)	16.39%	14.75%
Morningstar U.S. Large-Mid Cap Index(2)	17.71%	16.38%

(1)	The S&P 500 Index measures the performance of 500 widely held stocks in US equity market. Standard and Poor’s chooses member companies for the index based on market size, liquidity and industry group representation. Included are the stocks of industrial, financial, utility and transportation companies. Since mid-1989, this composition has been more flexible and the number of issues in each sector has varied. It is market capitalization-weighted. Index returns, unlike the Fund’s returns, do not reflect any fees or expenses. Investors cannot invest directly in an index.
(2)	The Morningstar U.S. Large-Mid Cap Index measures the performance of large- and mid-cap stocks in the U.S., representing the top 90% of the investable universe by market capitalization. Index returns, unlike the Fund’s returns, do not reflect any fees or expenses. Investors cannot invest directly in an index.

Index No Deduction for Fees, Expenses, or Taxes [Text]	Index returns, unlike the Fund’s returns, do not reflect any fees or expenses.
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Availability Website Address [Text]	www.mohrfunds.com
Performance Availability Phone [Text]	(866) 464-6608
Goose Hollow Tactical Allocation ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance:
Performance Narrative [Text Block]

The performance table below shows the variability of the Fund’s returns over time, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s shares for each full calendar year since the Fund’s inception. The performance table compares the performance of the Fund’s shares over time to the performance of a broad-based market index and a supplemental index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Updated performance information will be available at no cost by calling (866) 898-6447 and may also be available at www.gham.co.

Performance Past Does Not Indicate Future [Text]	You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The performance table below shows the variability of the Fund’s returns over time, which is some indication of the risks of investing in the Fund.
Bar Chart [Heading]	Performance Bar Chart
Bar Chart [Table]

Bar Chart Closing [Text Block]
Best quarter:	12/31/2022	11.73%
Worst quarter:	6/30/2022	-11.49%
The Fund’s year-to-date return as of the most recent fiscal quarter, which ended December 31, 2025, was 10.13%.
Year to Date Return, Label [Optional Text]	year-to-date return
Bar Chart, Year to Date Return	10.13%
Bar Chart, Year to Date Return, Date	Dec. 31, 2025
Highest Quarterly Return, Label [Optional Text]	Best quarter
Highest Quarterly Return	11.73%
Highest Quarterly Return, Date	Dec. 31, 2022
Lowest Quarterly Return, Label [Optional Text]	Worst quarter
Lowest Quarterly Return	(11.49%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Heading	Performance Table Average Annual Total Returns (For periods ended December 31, 2025)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
	One Year	Since Inception (since 11/16/21)
Return Before Taxes	10.13%	7.17%
Return After Taxes on Distributions	8.47%	6.25%
Return After Taxes on Distributions and Sale of Fund Shares	6.00%	5.21%
Bloomberg World Large & Mid Cap Index(1)	22.57%	9.21%
60% MSCI World Index and 40% Bloomberg U.S. Aggregate Bond Index(2)(3)	15.80%	6.14%

(1)	The Bloomberg World Large and Mid Cap Index is a float market-cap-weighted equity benchmark that covers the top 85% of market cap of the measured market. Index returns, unlike the Fund’s returns, do not reflect any fees or expenses. Investors cannot invest directly in an index.
(2)	The MSCI World Index is a broad global equity index that represents the performance of large and mid-cap companies in 23 developed markets around the world. The index covers approximately 85% of the free float-adjusted market capitalization in each country represented. Index returns, unlike the Fund’s returns, do not reflect any fees or expenses. Investors cannot invest directly in an index.
(3)	The Bloomberg U.S. Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, US dollar-denominated, fixed-rate taxable bond market. The index includes Treasuries, government-related and corporate securities, MBS (agency fixed-rate pass-throughs), ABS and CMBS (agency and non-agency). Index returns, unlike the Fund’s returns, do not reflect any fees or expenses. Investors cannot invest directly in an index.

Index No Deduction for Fees, Expenses, or Taxes [Text]	Index returns, unlike the Fund’s returns, do not reflect any fees or expenses.
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Availability Website Address [Text]	www.gham.co
Performance Availability Phone [Text]	(866) 898-6447
THE SPAC AND NEW ISSUE ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance:
Performance Narrative [Text Block]

The bar chart and performance table below show the variability of the Fund’s returns over time, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s shares for each full calendar year since the Fund’s inception. The performance table compares the performance of the Fund’s shares over time to the performance of a broad-based market index and a supplemental index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Updated performance information will be available at no cost by calling (866) 904-0406 and may also be available at www.spcxetf.com.

Performance Past Does Not Indicate Future [Text]	You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table below show the variability of the Fund’s returns over time, which is some indication of the risks of investing in the Fund.
Bar Chart [Heading]	Performance Bar Chart
Bar Chart [Table]
Bar Chart Closing [Text Block]
Best Quarter:	3/31/2021	10.63%

Worst Quarter:	12/31/2022	-6.05%
The Fund’s year-to-date return as of the most recent fiscal quarter, which ended December 31, 2025, was 7.58%.
Year to Date Return, Label [Optional Text]	year-to-date return
Bar Chart, Year to Date Return	7.58%
Bar Chart, Year to Date Return, Date	Dec. 31, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	10.63%
Highest Quarterly Return, Date	Mar. 31, 2021
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(6.05%)
Lowest Quarterly Return, Date	Dec. 31, 2022
Performance Table Heading	Performance Table Average Annual Total Returns (For periods ended December 31, 2025)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
	One Year	Since Inception (12/15/20)
Return Before Taxes	7.58%	1.12%
Return After Taxes on Distributions	1.31%	-0.42%
Return After Taxes on Distributions and Sale of Fund Shares	4.50%	0.22%
S&P 500 Index (1)	16.39%	13.01%
IQ Merger Arbitrage Index (2)	6.16%	0.91%

(1)	The S&P 500 Index measures the performance of 500 widely held stocks in US equity market. Standard and Poor chooses member companies for the index based on market size, liquidity and industry group representation. Included are the stocks of industrial, financial, utility and transportation companies. Since mid-1989, this composition has been more flexible and the number of issues in each sector has varied. The index also includes short exposure to global equities as a partial equity market hedge. An investor cannot invest directly in the index. Unlike the Fund’s returns, the Index does not reflect any fees or expenses.

(2)	The IQ Merger Arbitrage Index seeks to achieve capital appreciation by investing in global companies for which there has been a public announcement of a takeover by an acquirer. This differentiated approach is based on a passive strategy of owning certain announced takeover targets with the goal of generating returns that are representative of global merger arbitrage activity. The index also includes short exposure to global equities as a partial equity market hedge. An investor cannot invest directly in the index. Unlike the Fund’s returns, the Index does not reflect any fees or expenses.

Index No Deduction for Fees, Expenses, or Taxes [Text]	Unlike the Fund’s returns, the Index does not reflect any fees or expenses.
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Availability Website Address [Text]	www.spcxetf.com
Performance Availability Phone [Text]	(866) 904-0406